Summary of significant accounting policies (Tables)	6 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Schedule of property and equipment estimated useful lives

Plant and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Computer equipment	1 years
Furniture & fitting	3 years
Leasehold improvement	Number of years on the lease
Office equipment	1 years

Schedules of customer concentration risk

Customers that consisted of more than 10% of total sales for the six months ended March 31, 2026 and 2025 were as follows:

	Six Months Ended March 31,
	2026	2025
Customer A	14.42%	34.42%
Customer B	-	19.15%
Customer C	-	10.51%

Schedule of accounts receivable

The following table sets forth information as to the Company’s total accounts receivable for above major customers as of March 31, 2026 and September 30, 2025:

	As of March 31, 2026	As of September 30, 2025
Customer A	3.33%	1.66%
Customer B	79.49%	90.57%
Customer C	1.84%	-%